UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Revenue
Revenue	$ 4,044,192	$ 1,596,954
Cost of revenue
Cost of revenue	(2,467,889)	(1,189,328)
Gross profit	1,576,303	407,626
Operating income (expenses)
Other operating income	147,095	57,925
Sales and marketing expenses	(1,600,284)	(694,665)
General and administrative expenses	(491,850)	(271,480)
Research and development expenses	(313,693)	(139,933)
Total operating expenses	(2,258,732)	(1,048,153)
Operating loss	(682,429)	(640,527)
Interest income	14,969	15,206
Interest expense	(49,606)	(67,927)
Investment gain (loss), net	(19,770)	58,968
Changes in fair value of convertible notes	0	(87)
Foreign exchange gain	6,094	12,687
Loss before income tax and share of results of equity investees	(730,742)	(621,680)
Income tax expense	(126,216)	(51,058)
Share of results of equity investees	1,198	(1,588)
Net loss	(855,760)	(674,326)
Net profit attributable to non-controlling interests	(372)	(148)
Net loss attributable to Sea Limited's ordinary shareholders	$ (856,132)	$ (674,474)
Loss per share:
Basic (in dollars per share)	$ (1.65)	$ (1.45)
Diluted (in dollars per share)	$ (1.65)	$ (1.45)
Weighted average shares used in loss per share computation:
Basic (in shares)	519,037,660	464,344,956
Diluted (in shares)	519,037,660	464,344,956
Digital Entertainment [Member]
Revenue
Revenue	$ 1,805,602	$ 753,629
Cost of revenue
Cost of revenue	(540,936)	(299,231)
E-Commerce and Other Services [Member]
Revenue
Revenue	1,772,040	631,264
Cost of revenue
Cost of revenue	(1,491,286)	(673,815)
Sales of Goods [Member]
Revenue
Revenue	466,550	212,061
Cost of revenue
Cost of revenue	$ (435,667)	$ (216,282)